CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 10,468	R$ 11,957
Banks and immediately available investments	2,995,177	2,463,906
Cash and cash equivalents	3,005,645	2,475,863	R$ 4,160,654	R$ 4,617,204
Short-term investments	R$ 2,338,097	R$ 2,959,135